Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities
Net income	$ 1,015.5	$ 1,068.3	$ 1,057.5
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	88.5	83.1	87.3
Amortization of fixed-income securities	233.0	229.2	230.8
Amortization of stock-based compensation	50.5	45.9	40.3
Net realized (gains) losses on securities	(102.6)	(96.1)	(27.1)
Net (gains) losses on disposition of property and equipment	8.7	2.3	13.3
Net (gains) losses on extinguishment of debt	0.1	(6.4)	0
Changes in:
Premiums receivable	(191.4)	(283.6)	(46.2)
Reinsurance recoverables	(76.5)	(176.7)	(276.3)
Prepaid reinsurance premiums	18.3	(18.8)	(6.9)
Deferred acquisition costs	(16.4)	(15.0)	11.8
Income taxes	28.4	48.1	29.7
Unearned premiums	225.6	180.8	(3.0)
Loss and loss adjustment expense reserves	174.8	418.0	475.6
Accounts payable, accrued expenses, and other liabilities	35.5	210.2	(71.8)
Other, net	5.9	(10.0)	(28.2)
Net cash provided by operating activities	1,497.9	1,679.3	1,486.8
Purchases:
Fixed maturities	(6,032.4)	(4,491.7)	(10,046.3)
Equity securities	(582.0)	(511.4)	(624.2)
Sales:
Fixed maturities	4,442.6	3,055.8	7,950.0
Equity securities	423.5	241.9	919.4
Maturities, paydowns, calls, and other:
Fixed maturities	1,540.9	1,341.1	842.5
Equity securities	0	0	15.7
Net sales (purchases) of short-term investments - other	(461.0)	(11.5)	75.6
Net unsettled security transactions	(0.6)	(54.0)	(246.5)
Purchases of property and equipment	(78.9)	(64.7)	(66.6)
Sales of property and equipment	3.0	8.0	1.8
Net cash provided by (used in) investing activities	(744.9)	(486.5)	(1,178.6)
Cash Flows From Financing Activities
Proceeds from exercise of stock options	22.4	27.2	18.8
Tax benefit from exercise/vesting of stock-based compensation	6.4	14.0	9.7
Proceeds from debt issuance	491.9	0	0
Reacquisition of debt	(15.0)	(214.3)	0
Dividends paid to shareholders	(263.6)	(763.7)	0
Acquisition of treasury shares	(997.8)	(258.6)	(180.6)
Net cash used in financing activities	(755.7)	(1,195.4)	(152.1)
Effect of exchange rate changes on cash	(0.5)	0.8	1.7
Increase (decrease) in cash	(3.2)	(1.8)	157.8
Cash, beginning of year	158.9	160.7	2.9
Cash, End of year	$ 155.7	$ 158.9	$ 160.7